Note 11 - Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 11 - Segment Information

In accordance with Accounting Standards Codification (“ASC”) No. 280, Segment Reporting (“ASC 280”), the Company routinely evaluates whether its separate operating and reportable segments have changed. This determination is made based on the following factors: (1) the Company’s chief operating decision maker (“CODM”) is currently managing each operating segment as a separate business and evaluating the performance of each segment and making resource allocation decisions distinctly and expects to do so for the foreseeable future, and (2) discrete financial information for each operating segment is available.

This note has been revised and recast from the note to the consolidated financial statements originally filed in the Company’s Form 8-K/A filed with the Securities and Exchange Commission on May 29, 2015 to reflect the Company’s revised segment structure that became effective in March 2015. On March 24, 2015, C&J Energy Services, Inc. (“Legacy C&J”) and Nabors Industries Ltd. (“Nabors”) completed the combination of Legacy C&J with Nabors’ completion and production services business (the “C&P Business”), whereby Legacy C&J became a subsidiary of C&J Energy Services Ltd (the “Merger”). Due to the transformative nature of the Merger, the CODM changed the way in which the Company is managed, including a revised segment approach in making performance evaluation and resource allocation decisions. Discrete financial information was created to provide the segment information necessary for the CODM to manage the Company under the revised operating segment structure. As a result of this change in operating segments, the Company revised its reportable segments late in the first quarter of 2015. The Company’s revised reportable segments are: (i) Completion Services, (ii) Well Support Services and (iii) Other Services. This segment structure reflects the financial information and reports used by the Company’s management, specifically including its CODM, to make decisions regarding the Company’s business, including performance evaluation and resource allocation decisions.

As a result of the revised reportable segment structure, the Company has recast the segment information below to reflect the new reportable segment structure in order to conform to the current year presentation. The following is a description of the reportable segments:

Completion Services

The Company provides hydraulic fracturing, coiled tubing, cased-hole wireline, pumpdown and other well stimulation services, as well as nitrogen, pressure pumping and thru-tubing services through its Completion Services segment.

Well Support Services

The Company provides a well servicing line, including maintenance, workover and plug and abandonment services, as well as fluid management and rental tool services through its Well Support Services segment. This segment did not exist prior to the Merger.

Other Services

The Company's smaller service lines and divisions, including cementing, directional drilling, equipment manufacturing, specialty chemical supply and research and technology are provided through the Other Services segment. The following tables set forth certain financial information with respect to the Company’s reportable segments. Included in “Other Services” are intersegment eliminations and costs associated with activities of a general corporate nature.

	Completion Services	Other Services	Total

Year Ended December 31, 2014
Revenue from external customers	$1,581,712	$26,232	$1,607,944
Inter-segment revenues	122	(122)	—
Adjusted EBITDA	344,985	(91,476)	253,509
Depreciation and amortization	101,554	6,591	108,145
Operating income (loss)	243,171	(119,427)	123,744
Capital expenditures	293,635	22,083	315,718
As of December 31, 2014
Total assets	$1,400,183	$212,563	$1,612,746
Goodwill	206,465	13,488	219,953
Year Ended December 31, 2013
Revenue from external customers	$1,058,014	$12,308	$1,070,322
Inter-segment revenues	205	(205)	—
Adjusted EBITDA	254,231	(63,557)	190,674
Depreciation and amortization	73,279	1,424	74,703
Operating income (loss)	180,201	(65,986)	114,215
Capital expenditures	152,120	5,867	157,987
As of December 31, 2013
Total assets	$1,002,417	$129,883	$1,132,300
Goodwill	191,794	14,004	205,798
Year Ended December 31, 2012
Revenue from external customers	$1,070,086	$41,415	$1,111,501
Inter-segment revenues	—	—	—
Adjusted EBITDA	375,102	(38,390)	336,712
Depreciation and amortization	44,549	2,363	46,912
Operating income (loss)	329,718	(47,188)	282,530
Capital expenditures	183,137	(958)	182,179
As of December 31, 2012
Total assets	$943,336	$69,421	$1,012,757
Goodwill	191,794	4,718	196,512

Management evaluates segment performance and allocates resources based on total earnings before net interest expense, income taxes, depreciation and amortization, net gain or loss on disposal of assets, transaction costs, and non-routine items (“Adjusted EBITDA”), because Adjusted EBITDA is considered an important measure of each segment’s performance. In addition, management believes that the disclosure of Adjusted EBITDA as a measure of each segment’s operating performance allows investors to make a direct comparison to competitors, without regard to differences in capital and financing structure. Investors should be aware, however, that there are limitations inherent in using Adjusted EBITDA as a measure of overall profitability because it excludes significant expense items. An improving trend in Adjusted EBITDA may not be indicative of an improvement in the Company’s profitability. To compensate for the limitations in utilizing Adjusted EBITDA as an operating measure, management also uses U.S. GAAP measures of performance, including operating income and net income, to evaluate performance, but only with respect to the Company as a whole and not on a segment basis.

As required under Item 10(e) of Regulation S-K of the Securities Exchange Act of 1934, as amended, included below is a reconciliation of Adjusted EBITDA, a non-GAAP financial measure, to net income, which is the nearest comparable U.S. GAAP financial measure (in thousands).

	Years Ended December 31,
	2014	2013	2012

Adjusted EBITDA	$253,509	$190,674	$336,712
Interest expense, net	(9,840)	(6,550)	(4,996)
Income tax expense	(45,679)	(41,313)	(95,079)
Depreciation and amortization	(108,145)	(74,703)	(46,912)
Gain (loss) on disposal of assets	17	(527)	(692)
Transaction costs	(20,159)	(306)	(833)
Legal settlement	—	—	(5,850)
Insurance settlement	(880)	—	—
Inventory write-down	—	(870)	—
Net income	$68,823	$66,405	$182,350